OBLIGATIONS UNDER FINANCE LEASES (Analysis of Leased Property) (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Capital Leased Assets [Line Items]
Electronic equipment	19,696
Less: Accumulated depreciation	(11,051)
Total	8,645
Electronic Equipment [Member]
Capital Leased Assets [Line Items]
Financial leases, payment terms	3 years